Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Assets	kr 18,335	kr 17,769
Liabilities	24	18
Interest income	173	125
Swedish government
Transactions with related parties
Assets	11,315	4,018
Liabilities	24	18
Interest income	16	0
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	7,020	13,751
Interest income	157	125
Other liabilities
Transactions with related parties
Liabilities	24	18
Other liabilities | Swedish government
Transactions with related parties
Liabilities	24	18
Treasuries/government bonds
Transactions with related parties
Assets	2,191	103
Interest income	16	0
Treasuries/government bonds | Swedish government
Transactions with related parties
Assets	2,191	103
Interest income	16	0
Other interest-bearing securities except loans
Transactions with related parties
Assets	600	6,847
Interest income	(4)	(24)
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	600	6,847
Interest income	(4)	(24)
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	1,699	1,699
Interest income	21	19
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	1,699	1,699
Interest income	21	19
Loans to credit institutions
Transactions with related parties
Assets	2,665	2,623
Interest income	87	77
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,665	2,623
Interest income	87	77
Loans to the public
Transactions with related parties
Assets	2,056	2,582
Interest income	53	53
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,056	2,582
Interest income	53	53
Settlement claim against the State
Transactions with related parties
Assets	9,124	3,915
Settlement claim against the State | Swedish government
Transactions with related parties
Assets	kr 9,124	kr 3,915